Shareholders' Equity (Details 1)	6 Months Ended
Jun. 30, 2017 $ / shares shares
Employee Stock Option [Member]
Number of Shares
Non-vested options granted | shares	13,650,000
Non-vested options Vested | shares	(12,051,457)
Non-vested options forfeited | shares	(20,504,813)
Weighted average grant date fair value
Non-vested options granted | $ / shares	$ 0.06
Non-vested options Vested | $ / shares	0.14
Non-vested options forfeited | $ / shares	$ 0.21
Nonvested Option [Member]
Number of Shares
Non-vested options at January 1, 2017 | shares	53,885,712
Non-vested at June 30, 2017 | shares	34,979,442
Weighted average grant date fair value
Non-vested options at January 1, 2017 | $ / shares	$ 0.24
Non-vested at June 30, 2017 | $ / shares	$ 0.26